Condensed Consolidated Interim Statements of Financial Position Q - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 1,137,426	$ 462,103
Digital intangible assets (includes $2,673.5 and $1,997.4 million measured at fair value)		3,785,085	2,547,581
Digital financial assets		322,949	359,665
Digital assets loan receivable, net of allowance		1,299,669	579,530
Investments		853,848	834,812
Assets posted as collateral, net of allowance		714,869	277,147
Derivative assets		152,579	207,653
Accounts receivable (includes $4.3 and $4.6 million due from related parties)		71,953	55,279
Digital assets receivable		4,586	53,608
Loans receivable		635,371	476,620
Prepaid expenses and other assets		78,851	26,892
Total current assets		9,057,186	5,880,890
Non-current assets
Digital assets receivable		16,846	7,112
Investments (includes $1,184.0 and $745.5 million measured at fair value)		1,252,354	808,694
Digital intangible assets		56,500	20,979
Loans receivable, non-current		7,300	0
Property and equipment, net		874,059	237,038
Other non-current assets		195,812	107,105
Goodwill		62,659	58,037
Total non-current assets		2,465,530	1,238,965
Total assets		11,522,716	7,119,855
Current liabilities
Derivative liabilities		67,400	165,858
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)		421,355	281,531
Digital assets borrowed		3,055,182	1,497,609
Payable to customers		87,249	19,520
Loans payable		316,916	510,718
Collateral payable		2,547,179	1,399,655
Other current liabilities		235,161	13,034
Total current liabilities		6,730,442	3,887,925
Non-current liabilities
Notes payable		1,150,287	845,186
Digital assets borrowed, non-current		9,580	0
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)		460,088	192,392
Total non-current liabilities		1,619,955	1,037,578
Total liabilities		8,350,397	4,925,503
Commitments and contingencies (Note 17)
Equity
GDH LP Unit Holders		0	2,194,352
Additional Paid in Capital		1,223,981	0
Accumulated other comprehensive income (loss)		(2,605)	0
Retained Earnings		540,811	0
Equity, Attributable to Parent, Total	[1]	1,762,366	2,194,352
Noncontrolling interest		1,409,953	0
Total equity		3,172,319	2,194,352
Total liabilities and equity		11,522,716	7,119,855
Class A Common Stock
Equity
Common stock		179	0
Convertible Class B Common Stock
Equity
Common stock		$ 0	$ 0

[1]	For periods prior to the Reorganization Transactions, represents total GDH LP Unit Holders’ Capital.